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GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
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This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

RTET/ANNUAL 07/00

                                     [LOGO]

                                   ANNUAL REPORT

      NEW YORK TAX-EXEMPT FUND
      CALIFORNIA II TAX-EXEMPT FUND
      CONNECTICUT TAX-EXEMPT FUND
      FLORIDA TAX-EXEMPT FUND
      MASSACHUSETTS TAX-EXEMPT FUND
      MICHIGAN TAX-EXEMPT FUND
      NEW JERSEY TAX-EXEMPT FUND
      OHIO TAX-EXEMPT FUND
      PENNSYLVANIA TAX-EXEMPT FUND
      VIRGINIA TAX-EXEMPT FUND

                                    MAY 31, 2000

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2000

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--99.5%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
$ 2,365,000  Bleecker HDC Terrace Apt., Project S85, 4.35%, 7/1/15
             (a).....................................................  $       2,365,000
  2,000,000  Elmont UFSD, TAN, 3.90%, 6/29/00........................          2,000,517
  2,000,000  Elmont UFSD, TAN, 4.00%, 6/29/00........................          2,000,664
  1,430,000  Great Neck North Water Authority, WSR, 4.15%, 1/1/20
             (a).....................................................          1,430,000
  3,100,000  Guilderland IDA for North Eastern Industrial Park, Ser.
             1993 A, 4.25%, 12/1/08 (a)..............................          3,100,000
  2,000,000  Hempstead Town IDA Resource Recovery for Corp. Credit,
             4.05%, 12/1/10 (a)......................................          2,000,000
  3,500,000  Jefferson IDA for Watertown Carthage Project, 4.30%,
             12/1/12 (a).............................................          3,500,000
  7,000,000  Long Island Power Authority, NY Electric System,
             Series 4, 3.90%, 6/8/00 (b).............................          7,000,000
  5,000,000  Metropolitan Transit Authority GO, 3.95%, 6/14/00 (b)...          5,000,000
  3,000,000  Metropolitan Transit Authority GO, 3.95%, 6/8/00 (b)....          3,000,000
  5,000,000  Metropolitan Transit Authority GO, 4.00%, 6/12/00 (b)...          5,000,000
  2,295,000  Metropolitan Transit Authority GO, 6.00%, 7/1/19 (b)....          2,298,953
  3,800,000  Metropolitan Transit Authority GO, 7.50%, 7/1/16 (b)....          3,886,972
  2,240,000  Metropolitan Transit Authority GO, 7.50%, 7/1/19 (b)....          2,280,233
  1,150,000  New Rochelle BAN, 4.50%, 10/12/00.......................          1,151,220
  4,650,000  New York City Cultural Resources for Asia Society,
             4.00%, 4/1/30 (a).......................................          4,650,000
  4,000,000  New York City GO, Custodial Receipts, Series A31, 4.29%,
             7/2/00 (a)..............................................          4,000,000
    900,000  New York City GO, Series A4, 4.05%, 2/1/20 (a)..........            900,000
  4,000,000  New York City GO, Series A4, 4.25%, 8/1/21 (a)..........          4,000,000
  4,000,000  New York City GO, Series B5, 3.95%, 8/15/23 (a).........          4,000,000
  1,450,000  New York City GO, Series B8, 3.85%, 8/15/24 (a).........          1,450,000
  4,600,000  New York City GO, Series D, 3.90%, 2/1/22 (a)...........          4,600,000
  2,800,000  New York City GO, Series D, 3.95%, 2/1/21 (a)...........          2,800,000
  2,750,000  New York City GO, Series E2, 4.30%, 8/1/20 (a)..........          2,750,000
  1,500,000  New York City GO, Series E3, 4.30%, 8/1/23 (a)..........          1,500,000
  4,100,000  New York City GO, Series E4, 4.30%, 8/1/22 (a)..........          4,100,000
  5,800,000  New York City GO, Series E5, 4,30%, 8/1/17 (a)..........          5,800,000
  1,200,000  New York City GO, Series E5, 4.30%, 8/1/10 (a)..........          1,200,000
  1,000,000  New York City GO, Series E5, 4.30%, 8/1/15 (a)..........          1,000,000
  1,000,000  New York City GO, Series E5, 4.30%, 8/1/16 (a)..........          1,000,000
  1,000,000  New York City GO, Series E5, 4.30%, 8/1/19 (a)..........          1,000,000
  2,000,000  New York City GO, Series H6, 3.95%, 6/8/00 (b)..........          2,000,000
  5,000,000  New York City HDC for Upper Fifth Avenue Project, 4.30%,
             1/1/16 (a)..............................................          5,000,000
  2,500,000  New York City HDC MFHR for Monterey, Series A, 3.19%,
             11/15/19 (a)............................................          2,500,000
  5,900,000  New York City HDC MFHR for James Tower, 3.80%, 7/1/05
             (a).....................................................          5,900,000
  2,250,000  New York City Health & Hospital, Series A, 3.90%,
             2/15/26 (a).............................................          2,250,000
  5,355,000  New York City Health & Hospital, Series C, 3.80%,
             2/15/26 (a).............................................          5,355,000
    866,000  New York City IDA for American Civil Liberties, 4.20%,
             6/1/12 (a)..............................................            866,000
  4,900,000  New York City IDA for Childrens Oncology Society, 3.90%,
             5/1/21 (a)..............................................          4,900,000
  1,500,000  New York City IDA for Stroheim & Romann Inc. Project,
             4.25%, 12/1/15 (a)......................................          1,500,000
    500,000  New York City WSR, Series G, 4.30%, 6/15/24 (a).........            500,000
  1,200,000  New York State Dormitory Authority for Oxford University
             Press, 3.80%, 7/1/25 (a)................................          1,200,000
  6,700,000  New York State Dormitory Authority for Public Library,
             3.85%, 7/1/28 (a).......................................          6,700,000
  5,500,000  New York State Environmental, Series A, 4.65%, 7/11/00
             (b).....................................................          5,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2000 (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                            (NOTE 1)
 ---------   ----------------------------------                            --------
$ 7,590,000  New York State HFA for Normandie Court, 3.70%, 5/15/15
             (a).....................................................  $       7,590,000
  1,000,000  New York State HFA for Related Liberty View, Series A,
             3.80%, 11/15/19 (a).....................................          1,000,000
  7,500,000  New York State HFA Service Contract Rev. Bonds,
             Series A, 3.80%, 3/15/27 (a)............................          7,500,000
  7,000,000  New York State HFA, Series A, 3.90%, 3/15/28 (a)........          7,000,000
  1,885,000  New York State Local Government Assistance Corp.,
             Series A, 3.80%, 4/1/22 (a).............................          1,885,000
 14,180,000  New York State Local Government Assistance Corp.,
             Series B, 3.75%, 4/1/25 (a).............................         14,180,000
  3,000,000  New York State Local Government Assistance Corp.,
             Series C, 7.00%, 4/1/10 (b).............................          3,125,507
  7,000,000  North Shore CSD, BAN, 4.00%, 7/13/00....................          7,004,030
  4,200,000  Onondaga County IDR for Edgecomb Metals Project, 4.25%,
             11/1/09 (a).............................................          4,200,000
  2,400,000  Onondaga County IDR for McLane Co. Project, 4.85%,
             11/1/04 (a).............................................          2,400,000
  5,000,000  Rochester BAN, 4.75%, 3/7/01............................          5,019,775
  1,410,000  Seneca County IDA for New York Chiropractic College,
             4.25%, 11/1/27 (a)......................................          1,410,000
  4,000,000  Suffolk County IDR for Jefferson Ferry, 3.85%, 11/1/09
             (a).....................................................          4,000,000
  4,550,000  Syracuse IDA for General Accident Insurance, 3.90%,
             12/1/03 (a).............................................          4,550,000
  1,800,000  Triborough Bridge & Tunnel Authority, Series T, 6.00%,
             1/1/22 (b)..............................................          1,806,669
  2,945,000  Triborough Bridge & Tunnel Authority, Series T, 7.00%,
             1/1/20 (b)..............................................          3,047,401
 11,000,000  Triborough Bridge & Tunnel Authority, Series C, 4.10%,
             1/1/13 (a)..............................................         11,000,000
  1,300,000  Yonkers IDA Civic Revenue Bonds for Consumers Union
             Facility, 3.90%, 7/1/19 (a).............................          1,300,000
  4,400,000  Yonkers IDR Civic Revenue Bonds for Consumers Union
             Facility, 3.90%, 7/1/21 (a).............................          4,400,000
                                                                       -----------------

               TOTAL INVESTMENTS (COST $227,352,941)...............      99.5%  227,352,941
               OTHER ASSETS, LESS LIABILITIES......................       0.5     1,074,633
                                                                     --------  ------------
               NET ASSETS..........................................     100.0% $228,427,574
                                                                     ========  ============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED
               ON 228,427,574 SHARES OF BENEFICIAL INTEREST,
               $.001 PAR VALUE OUTSTANDING...................................         $1.00
                                                                               ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--CALIFORNIA II TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2000

PRINCIPAL                                                                  VALUE
  AMOUNT    TAX-EXEMPT OBLIGATIONS--96.9%                                 (NOTE 1)
---------   -----------------------------                                 --------
$1,000,000  Anaheim UFSD for Facilities Building Funding, 3.85%,
            9/1/13 (a)..............................................  $      1,000,000
 1,745,000  Beverly Hills Public Financing Lease, Series A, 4.00%,
            6/1/00 (b)..............................................         1,745,000
   500,000  California Community Development for North California
            Retirement Officers, 4.20%, 6/1/26 (a)..................           500,000
   650,000  California EDA for Independent System, Series C, 4.00%,
            4/1/08 (a)..............................................           650,000
 1,500,000  California EDA for KQED Inc. Project, 3.80%, 4/1/20
            (a).....................................................         1,500,000
 4,200,000  California EDA Independent Systems, Class A, 4.10%,
            4/1/08 (a)..............................................         4,200,000
 2,900,000  California HFF for Adventist Health Systems, Series A,
            4.05%, 8/1/21 (a).......................................         2,900,000
   600,000  California PCR for Pacific Gas & Electric, Series A,
            4.15%, 12/1/18 (a)......................................           600,000
 2,500,000  California PCR for Pacific Gas & Electric, Series E,
            4.50%, 11/1/26 (a)......................................         2,500,000
 2,200,000  California PCR for Pacific Gas & Electric, Series F,
            4.15%, 11/1/26 (a)......................................         2,200,000
 1,300,000  California PCR for Reynolds Metals, 3.70%, 12/1/15
            (a).....................................................         1,300,000
 1,500,000  California RAN, Series A, 4.00%, 6/30/00................         1,500,813
 1,800,000  California School Facilities for Capital Improvement
            Financing Projects, Series B, 3.80%, 7/1/24 (a).........         1,800,000
 2,500,000  California School Facilities for Capital Improvement
            Financing Projects, Series C, 3.80%, 7/1/22 (a).........         2,500,000
 2,000,000  Chula Vista MHR for Terra Nova Association, 3.50%,
            3/1/05 (a)..............................................         2,000,000
 1,000,000  Elsinore Valley, WDS, Series A, 3.50%, 7/1/29 (a).......         1,000,000
 1,500,000  Fremont PFA for Family Resource Center, 4.05%, 8/1/28
            (a).....................................................         1,500,000
 2,500,000  Hayward MHR for Shorewood, 3.90%, 8/1/14 (a)............         2,500,000
 1,500,000  Huntington Beach TAN, 4.25%, 10/3/00....................         1,504,275
   500,000  Irvine Ranch Water District, 4.15%, 10/1/10 (a).........           500,000
 2,000,000  Irvine Ranch Water District, 4.15%, 9/1/06 (a)..........         2,000,000
 1,200,000  Irvine Ranch Water District, 4.15%, 9/2/15 (a)..........         1,200,000
 1,700,000  Kern County COP, Series A, 3.50%, 8/1/06 (a)............         1,700,000
 1,500,000  Los Angeles Community Redevelopment Agency for Baldwin
            Hills, 3.40%, 12/1/14 (a)...............................         1,500,000
 1,420,000  Los Angeles Metropolitan Transit Authority, 5.50%,
            7/1/00 (b)..............................................         1,422,411
 3,000,000  Los Angeles Water Waste, 4.25%, 8/16/00 (b).............         3,000,000
   700,000  MSR Public Power Agency for San Juan, 3.90%, 7/1/22
            (a).....................................................           700,000
 1,160,000  Northern California Power Agency for Geothermal Project,
            5.50%, 7/1/00 (b).......................................         1,161,677
 2,800,000  Northern California Transmission, Series B, 3.25%,
            7/13/00 (b).............................................         2,800,000
 3,300,000  Oakland COP for Capital Equipment, 3.75%, 12/1/15 (a)...         3,300,000
 1,535,000  Oakland Redevelopment Agency for Central District,
            5.40%, 2/1/01 (b).......................................         1,552,388
 2,300,000  Orange County COP, Series C, 4.15%, 8/1/17 (a)..........         2,300,000
 1,080,000  Palomar Pomerado Health Systems, 4.25%, 11/1/00 (b).....         1,082,398
 1,500,000  Puerto Rico Electric Power Authority, Series W, 6.00%,
            7/1/00 (b)..............................................         1,502,733
 4,800,000  Riverside County COP, Class A, 4.05%, 12/1/15 (a).......         4,800,000
   700,000  Riverside County Housing Authority MHR for Tyler Springs
            Apartments, Class C, 3.75%, 1/15/27 (a).................           700,000
 4,000,000  San Francisco Bay Area Rapid Transit, 3.35%, 6/8/00
            (b).....................................................         4,000,000
   900,000  San Francisco City and County Redevelopment for MHR,
            3.40%, 12/1/17 (a)......................................           900,000
 2,500,000  San Francisco MHR for Bayside Village, Series D, 4.50%,
            12/1/05 (a).............................................         2,500,000
 2,000,000  San Joaquin County, 3.40%, 6/8/00 (b)...................         2,000,000
 1,920,000  San Jose Redevelopment Agency, Tax Allocation Merged
            Area, 4.75%, 8/1/00 (b).................................         1,923,582
 1,810,000  South Orange County Public Financing Authority GO,
            4.50%, 9/1/00 (b).......................................         1,814,873
 2,000,000  Southeast Recovery Facilities Authority, Series A,
            3.65%, 12/1/18 (a)......................................         2,000,000
 1,200,000  Southern California Public Power Authority, Class A,
            3.50%, 7/1/23 (a).......................................         1,200,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--CALIFORNIA II TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2000 (CONTINUED)

PRINCIPAL                                                                  VALUE
  AMOUNT    TAX-EXEMPT OBLIGATIONS (CONTINUED)                            (NOTE 1)
---------   ----------------------------------                            --------
$1,000,000  Southern California Public Power Authority, 6.00%,
            7/1/18 (b)..............................................  $      1,002,100
 1,215,000  University of California for Multipurpose Projects,
            Series G, 4.50%, 9/1/00 (b).............................         1,217,565
 1,000,000  Upland CDA for MHR, 3.95%, 2/15/30 (a)..................         1,000,000
 1,000,000  Vallejo City UFSD, Series E, 4.05%, 7/1/25 (a)..........         1,000,000
 1,700,000  Ventura County Public Finance Authority, 3.30%, 8/10/00
            (b).....................................................         1,700,000
 1,700,000  Watereuse Finance Authority, 4.00%, 5/1/28 (a)..........         1,700,000
                                                                      ----------------

               TOTAL INVESTMENTS (COST $88,579,815)................      96.9%   88,579,815
               OTHER ASSETS, LESS LIABILITIES......................       3.1     2,789,934
                                                                     --------   -----------
               NET ASSETS..........................................     100.0%  $91,369,749
                                                                     ========   ===========
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
               BASED ON 91,369,749 SHARES OF BENEFICIAL INTEREST,
               $.001 PAR VALUE OUTSTANDING...................................         $1.00
                                                                                ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND
                     SCHEDULE OF INVESTMENTS--MAY 31, 2000

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--92.2%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
$1,400,000   Connecticut DAI for Allen Group Inc., 4.30%, 2/1/13
             (a).....................................................  $      1,400,000
   700,000   Connecticut DAI for Conco Medical, 4.15%,11/1/05 (a)....           700,000
 4,975,000   Connecticut DAI for Independent Living Proj., 4.00%,
             7/1/15 (a)..............................................         4,975,000
   413,500   Connecticut DAI for Regional YMCA Project, 4.65%, 6/1/08
             (a).....................................................           413,500
 1,400,000   Connecticut Development Authority PCR for Central
             Vermont Public Service, 4.40%, 12/1/15 (a)..............         1,400,000
   950,000   Connecticut HEFA for Charlotte Hungerford Hospital,
             Series C, 4.10%, 7/1/13 (a).............................           950,000
   500,000   Connecticut HEFA for Gaylord Hospital, Series A, 3.95%,
             7/1/20 (a)..............................................           500,000
   280,000   Connecticut HEFA for Kingswood Oxford School Issue,
             Series A, 4.65%, 2/1/09 (a).............................           280,000
 5,000,000   Connecticut HEFA for New Haven Hospital, Class F, 7.10%,
             7/1/25 (b)..............................................         5,112,590
 1,100,000   Connecticut HEFA for Pomfret School Issue, Series A,
             4.25%, 7/1/24 (a).......................................         1,100,000
   950,000   Connecticut HEFA for Sharon Hospital, Series A, 4.10%,
             7/1/27 (a)..............................................           950,000
 1,500,000   Connecticut HEFA for Summerwood University, Series A,
             3.90%, 7/1/30 (a).......................................         1,500,000
 1,000,000   Connecticut HEFA for Yale University, Series T-1. 4.30%,
             7/1/29 (a)..............................................         1,000,000
 1,500,000   Connecticut HEFA for Yale University, Series V, 4.10%,
             7/1/33 (a)..............................................         1,500,000
   300,000   Connecticut HFA, Series G, 4.15%, 5/15/18 (a)...........           300,000
 2,000,000   Connecticut Special Asmt. Unemployment Comp., Series A,
             5.50%, 11/15/00 (b).....................................         2,015,099
 2,200,000   Connecticut Special Asmt. Unemployment Comp., Series A,
             5.50%, 5/15/01 (b)......................................         2,229,628
 1,500,000   Connecticut Special Asmt. Unemployment Comp., Series C,
             3.38%, 11/15/01 (b).....................................         1,500,000
 1,000,000   Connecticut State for Bradley International Airport,
             7.35%, 10/1/00 (b)......................................         1,011,752
 4,880,000   Connecticut State GO, Series B, 4.25%, 5/15/14 (a)......         4,880,000
 4,770,000   Connecticut State Special Tax Transportation
             Infrastructure Second Lien Revenue Bonds, 4.10%, 12/1/10
             (a).....................................................         4,770,000
 2,400,000   Hartford Redev. Agency MHR for Underwood Towers Project,
             4.05%, 6/1/20 (a).......................................         2,400,000
   300,000   Puerto Rico GO, 5.90%, 7/1/00 (b).......................           300,434
 2,700,000   Puerto Rico Highway Authority, 8.00%, 7/1/18 (b)........         2,763,361
 1,200,000   Puerto Rico PCR for Reynolds Metals, 3.50%, 9/1/13
             (a).....................................................         1,200,000
   500,000   Shelton County HFA for Crosby Commons Project, 4.20%,
             1/1/31 (a)..............................................           500,000
 1,500,000   South Central Connecticut WSR, 5.10%, 8/1/00 (b)........         1,502,479
                                                                       ----------------

               TOTAL INVESTMENTS (COST $47,153,843)................      92.2%  $47,153,843
               OTHER ASSETS, LESS LIABILITIES......................       7.8     3,974,879
                                                                     --------   -----------
               NET ASSETS..........................................     100.0%  $51,128,722
                                                                     ========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2000

             ASSETS
             Investments in securities, at value (cost
             $47,153,843)............................................   $47,153,843
             Cash....................................................     3,532,242
             Accrued interest receivable.............................       444,034
                                                                        -----------
             Total Assets............................................    51,130,119
                                                                        -----------
             LIABILITIES
             Other payables and accrued expenses.....................         1,397
                                                                        -----------
             NET ASSETS..............................................   $51,128,722
                                                                        ===========
             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
             SHARE, BASED ON 51,128,722 SHARES OF BENEFICIAL
             INTEREST,
             $.001 PAR VALUE OUTSTANDING.............................         $1.00

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND
                     SCHEDULE OF INVESTMENTS--MAY 31, 2000

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--93.3%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
             FLORIDA--58.1%
$  425,000   Brevard County MHR for Malabar Lakes Proj., 4.25%,
             12/1/10 (a).............................................  $        425,000
   500,000   Broward County School District, Series C, 4.60%. 4/11/01
             (b).....................................................           501,648
   680,000   Dade County IDA Aviation Authority Facilities,
             Series 84A, 3.85%, 10/1/09 (a) .........................           680,000
 1,000,000   Dade County IDA for Dolphin Stadium Project, Series B,
             4.10%, 1/1/16 (a).......................................         1,000,000
   495,000   Florida BOE, Series E, 7.25%, 6/1/23 (b)................           504,900
 1,015,000   Florida HFA, 4.45%, 6/1/07 (a)..........................         1,015,000
 1,500,000   Florida Local Gov. Authority, 4.50%, 6/27/00 (a)........         1,500,000
   225,000   Gulf Breeze IDA Revenue Bonds, 4.30%, 12/1/15 (b).......           225,000
 1,500,000   Indian River Hospital District, 4.10%, 6/7/00 (b).......         1,500,000
 1,000,000   Martin County PCR for Florida Power & Light Co. Proj.,
             4.40%, 7/15/22 (a) .....................................         1,000,000
 1,300,000   Miami Dade County School Board, Series C, 4.25%, 8/1/00
             (b).....................................................         1,300,627
   700,000   Orange County IDA for Trinity Prep School, Series A,
             4.60%, 10/1/23 (a)......................................           700,000
 1,000,000   Palm Beach County School District, 5.50%, 8/1/00 (b)....         1,002,610
   300,000   Pasco County School District, 5.75%, 7/1/00 (b).........           300,398
   400,000   Pinnellas County for Chi Chi Rodriguez Foundation,
             4.45%, 8/1/16 (a).......................................           400,000
 1,000,000   Pinnellas County Recovery, Series A, 6.60%, 10/1/00
             (b).....................................................         1,008,041
   500,000   Pinnellas School District, TAN, 4.25%, 6/30/00..........           500,231
   150,000   Polk County IDA, 4.55% 1/1/11 (a).......................           150,000
   200,000   Port St. Lucie IDA for Florida Power and Light, 4.55%,
             1/1/11 (a)..............................................           200,000
   565,000   Sarasota County Public Hospital District, 4.00%, 6/12/00
             (b).....................................................           565,000
 1,200,000   Seminole County School District, 5.70%. 8/1/00 (b)......         1,203,329
   100,000   Sunshine State GO, 4.30%, 7/1/16 (a)....................           100,000
 1,000,000   Volusia County HEFA for South West Volusia Health,
             4.35%, 11/15/23 (a).....................................         1,000,000
                                                                       ----------------
                                                                             16,781,784
                                                                       ----------------
             ARIZONA--5.9%
 1,700,000   Pima County IDA for Tucson Electric Power, Series A,
             4.15%, 12/1/22 (a)......................................         1,700,000
                                                                       ----------------
             GEORGIA--2.4%
   700,000   Fulton County Development Authority for Alfred & Adele
             Davis, 4.35%, 12/1/19 (a) ..............................           700,000
                                                                       ----------------
             ILLINOIS--7.1%
   850,000   Illinois HFA for Northwest Community Hospital,
             Series B, 4.40%, 10/1/15 (a) ...........................           850,000
 1,200,000   McCook for St. Andrew Society, Series B, 4.30%, 12/1/21
             (a).....................................................         1,200,000
                                                                       ----------------
                                                                              2,050,000
                                                                       ----------------
             INDIANA--2.4%
   700,000   Indiana HEFA for Community Mental Health &
             Rehabilitation, 4.30%, 11/1/20 (a) .....................           700,000
                                                                       ----------------
             LOUISIANA--2.8%
   800,000   Calcasieu Parish IDR PCR, 4.20%, 8/1/04 (a).............           800,000
                                                                       ----------------
             MARYLAND--1.5%
   400,000   Baltimore IDA for Cap. Acquisition, 4.10%, 8/1/16 (a)...           400,000
                                                                       ----------------
             NEBRASKA--1.4%
   390,000   Buffalo County IDR for Agrex Inc., 4.35%, 2/1/15 (a)....           390,000
                                                                       ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND
               SCHEDULE OF INVESTMENTS--MAY 31, 2000 (CONTINUED)

PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                           (NOTE 1)
---------    ----------------------------------                           --------
             PENNSYLVANIA--1.4%
$  400,000   Allegheny County HDA for Allegheny General Hospital,
             Series B, 4.85%, 9/1/20 (a).............................  $        400,000
                                                                       ----------------
             TEXAS--2.4%
   700,000   Midlothian IDA PCR for Box Crow Cement, 4.05%, 12/1/09
             (a).....................................................           700,000
                                                                       ----------------
             WASHINGTON--1.0%
   300,000   Port of Seattle IDA, 4.45%, 12/1/05 (a).................           300,000
                                                                       ----------------
             WISCONSIN--6.9%
 2,000,000   Green Bay IDA for St. Mary's Holdings, Inc., 4.40%,
             11/1/00 (a).............................................         2,000,000
                                                                       ----------------

               TOTAL INVESTMENTS (COST $26,921,784)................      93.3%   26,921,784
               OTHER ASSETS, LESS LIABILITIES......................       6.7     1,940,787
                                                                     --------   -----------
               NET ASSETS..........................................     100.0%  $28,862,571
                                                                     ========   ===========

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2000

             ASSETS
             Investment in securities, at value (cost $26,921,784)...  $     26,921,784
             Cash....................................................         1,720,641
             Accrued interest Receivable.............................           224,767
                                                                       ----------------
             Total Assets............................................        28,867,192
                                                                       ----------------
             LIABILITIES
             Other payables and accrued expenses.....................             4,621
                                                                       ----------------
             NET ASSETS..............................................  $     28,862,571
                                                                       ================
             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
             BASED ON 28,862,571 SHARES OF BENEFICIAL INTEREST,
             $.001 PAR VALUE OUTSTANDING.............................             $1.00

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS TAX-EXEMPT FUND
                     SCHEDULE OF INVESTMENTS--MAY 31, 2000

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--91.4%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
$  495,000   Dartmouth GO, 6.50%, 8/1/00(b)..........................  $        497,047
   500,000   Massachusetts Bay Transit Authority, Series B, 7.88%,
             3/1/21(b)...............................................           522,845
 1,000,000   Massachusetts DFA for Elderhostel, 4.20%, 9/30/30(a)....         1,000,000
   300,000   Massachusetts DFA for New Bedford Whaling Museum, 4.25%,
             9/1/29(a)...............................................           300,000
   700,000   Massachusetts GO, 4.25%, 9/1/16(a)......................           700,000
   500,000   Massachusetts GO, 5.00%, 1/1/01(b)......................           502,040
   200,000   Massachusetts HEFA Brigham & Women's Hospital, 4.00%,
             7/1/17(a)...............................................           200,000
   200,000   Massachusetts HEFA for Becker College, Series A-2,
             4.30%, 7/1/09(a)........................................           200,000
   500,000   Massachusetts HEFA for Boston University, 4.20%
             12/1/29(a)..............................................           500,000
   485,000   Massachusetts HEFA for Endicott College, Series B,
             4.35%, 10/1/18(a).......................................           485,000
   200,000   Massachusetts HEFA for Partnership Healthcare System,
             4.00%, 7/1/27(a)........................................           200,000
   500,000   Massachusetts HEFA, Series B, 8.00%, 7/1/18(b)..........           511,606
 1,000,000   Massachusetts HEFA for University of Massachusetts,
             Series A, 3.95%, 11/1/30(a) ............................         1,000,000
   600,000   Massachusetts HEFA for Wellesley College, Series B,
             4.00%, 7/1/22(a)........................................           600,000
   400,000   Massachusetts HEFA for Williams College, 4.10%,
             8/1/14(a)...............................................           400,000
   700,000   Massachusetts HFA for Multifamily Housing, 4.00%,
             1/15/10(a)..............................................           700,000
   200,000   Massachusetts IDA for KRH Rolls Project, 4.70%,
             5/1/06(a)...............................................           200,000
   200,000   Massachusetts IFA for Gordon College, 4.20%,
             12/1/27(a)..............................................           200,000
   700,000   Massachusetts IFA for Governor Dummer Academy, 4.20%,
             7/1/26(a)...............................................           700,000
   300,000   Massachusetts IFA for Holyoke Water Power Project,
             3.80%, 5/1/22(a)........................................           300,000
   700,000   Massachusetts IFA for Lower Mills Association, 4.35%,
             12/1/20(a)..............................................           700,000
   400,000   Massachusetts Municipal Wholesale Electric Power Supply
             Systems, Series C, 4.00%, 7/1/19(a) ....................           400,000
   700,000   Massachusetts WRA, 3.85%, 6/9/00(b).....................           700,000
   700,000   Massachusetts WRA, Series A, 4.00%, 4/1/28(a)...........           700,000
   600,000   Massachusetts WRA, Series B, 4.00%, 8/1/37(a)...........           600,000
   500,000   Massachusetts WRA, Series D, 4.00%, 11/1/26(a)..........           500,000
 1,000,000   Springfield Municipal Purpose Loan, 4.50%, 9/1/00(b)....         1,001,349
   400,000   Watertown BAN, 4.25%, 11/16/00..........................           400,670
                                                                       ----------------

               TOTAL INVESTMENTS (COST $14,720,557)................      91.4%   14,720,557
               OTHER ASSETS, LESS LIABILITIES......................       8.6     1,387,245
                                                                     --------   -----------
               NET ASSETS..........................................     100.0%  $16,107,802
                                                                     ========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS TAX-EXEMPT FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2000

             ASSETS
             Investments in securities, at value (cost
             $14,720,557)............................................  $     14,720,557
             Cash....................................................         1,267,597
             Accrued interest receivable.............................           122,289
                                                                       ----------------
             Total Assets............................................        16,110,443
                                                                       ----------------
             LIABILITIES
             Other payables and accrued expenses.....................             2,641
                                                                       ----------------
             NET ASSETS..............................................  $     16,107,802
                                                                       ================
             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
             SHARE, BASED ON 16,107,802 SHARES OF BENEFICIAL
             INTEREST,
             $.001 PAR VALUE OUTSTANDING.............................             $1.00

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--MICHIGAN TAX-EXEMPT FUND
                     SCHEDULE OF INVESTMENTS--MAY 31, 2000

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--92.3%                                (NOTE 1)
 ---------   -----------------------------                                --------
 $100,000    Bruce Catholic Health Initiatives, 4.15%, 5/1/18(a).....  $       100,000
  200,000    Cornell Township EDC for Mead Escanaba Paper, 4.30%,
             11/1/16(a)..............................................          200,000
  100,000    Delta County EDC for Mead Escanaba Paper, Series D,
             4.35%, 12/1/23(a).......................................          100,000
  100,000    Delta County EDC for Mead Escanaba Paper, Series E,
             4.35%, 12/1/23(a).......................................          100,000
  125,000    Detroit EDC for Waterfront Reclamation, Series C, 4.45%,
             5/1/09(a)...............................................          125,000
  100,000    Detroit Sewer Disposal, Series B, 3.95%, 7/1/23(a)......          100,000
  100,000    Detroit Water Supply Systems, 4.05%, 7/1/13(a)..........          100,000
   70,000    Garden City Hospital Finance Authority, 4.40%,
             9/1/26(a)...............................................           70,000
  100,000    Grand Rapids Water Supply System, 4.00%, 1/1/20(a)......          100,000
  100,000    Jackson EDC for Thrifty Leoni Project, 4.37%,
             12/1/14(a)..............................................          100,000
  100,000    Michigan HDA for Fairlane Meadow, 4.20%, 12/1/07(a).....          100,000
  100,000    Michigan Hospital Finance Authority for Hospital
             Equipment, Series A, 4.00%, 12/1/23(a) .................          100,000
  100,000    Michigan Hospital Finance Authority for St. Mary
             Hospital of Livonia, 4.20%, 7/1/17(a) ..................          100,000
  100,000    Michigan HDA for Harbortown Ltd., 4.37%, 6/1/04(a)......          100,000
  100,000    Michigan HDA, Series B, 4.05%, 4/1/19(a)................          100,000
  100,000    Michigan Job Development Authority for Gordon Food
             Service, 4.45%, 8/1/15(a) ..............................          100,000
  100,000    Michigan Job Development Authority for Wyandotte Cort,
             4.10%, 12/1/09 (a) .....................................          100,000
  100,000    Michigan Strategic Fund for Allen Group Inc., 4.15%,
             11/1/25(a)..............................................          100,000
  100,000    Michigan Strategic Fund for Detroit Edison, Series C,
             4.45%, 9/1/30(a)........................................          100,000
                                                                       ---------------

               TOTAL INVESTMENTS (COST $1,995,000).................      92.3%   1,995,000
               OTHER ASSETS, LESS LIABILITIES......................       7.7      166,773
                                                                     --------   ----------
               NET ASSETS..........................................     100.0%  $2,161,773
                                                                     ========   ==========

               RESERVE TAX-EXEMPT TRUST--MICHIGAN TAX-EXEMPT FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2000

             ASSETS
             Investment in securities, at value (cost $1,995,000)....  $     1,995,000
             Cash....................................................          156,944
             Accrued interest receivable.............................           11,432
                                                                       ---------------
             Total Assets............................................        2,163,376
                                                                       ---------------
             LIABILITIES
             Other payables and accrued expenses.....................            1,603
                                                                       ---------------
             NET ASSETS..............................................  $     2,161,773
                                                                       ===============
             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
             SHARE, BASED ON 2,161,773 SHARES OF BENEFICIAL INTEREST,
             $.001 PAR VALUE OUTSTANDING.............................            $1.00

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND
                     SCHEDULE OF INVESTMENTS--MAY 31, 2000

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--93.0%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
$1,800,000   Atlantic City Pooled Loan Program, 3.75%, 7/1/26(a).....  $      1,800,000
   700,000   Bernards Township BAN, 5.15%, 5/18/01...................           702,565
   500,000   Bergen County GO, 4.50%, 7/15/00........................           500,437
 1,400,000   Camden Improvement Authority, 4.25%, 12/1/10(a).........         1,400,000
 2,200,000   Camden Improvement Authority, 4.30%, 6/1/29(a)..........         2,200,000
 1,000,000   Casino Reinvestment Development Authority, Series A,
             5.00%, 10/1/00(b).......................................         1,002,591
   900,000   Essex County Improvement Authority, 3.85%,
             12/01/25(a).............................................           900,000
   800,000   Essex Improvement Authority for the Children's
             Institute, 4.20%, 2/1/20 (a) ...........................           800,000
 1,500,000   Freehold Township BAN, 4.25%, 11/10/00..................         1,502,877
 1,275,000   Gloucester County GO, 4.70%, 6/1/00(b)..................         1,275,000
 2,000,000   Jersey City Redevelopment Authority for Dixon Mills
             Apartments, 3.75%, 5/15/30(a) ..........................         2,000,000
 1,000,000   Middlesex County BAN, 4.50%, 1/19/01....................         1,003,168
 1,300,000   Monmouth County Improvement Authority Pooled Government
             Loan Program, 3.90%, 8/1/16(a) .........................         1,300,000
   300,000   New Jersey EDA for Bayonne IMTT Docking, Series B,
             4.10%, 12/1/27(a).......................................           300,000
   200,000   New Jersey EDA for Bayonne IMTT Docking, Series C,
             4.10%, 12/1/27(a).......................................           200,000
   985,000   New Jersey EDA for Catholic Community Series, 4.30%,
             11/1/13(a)..............................................           985,000
   680,000   New Jersey EDA for Economic Growth Bond, Series F,
             4.25%, 8/1/14(a)........................................           680,000
 2,100,000   New Jersey EDA for Foreign Trade Zone, 4.40%,
             12/1/07(a)..............................................         2,100,000
   200,000   New Jersey EDA for NJ Natural Gas Co., 3.95%,
             1/1/28(a)...............................................           200,000
   800,000   New Jersey EDA for RJB Association, 4.20%, 8/1/08(a)....           800,000
   900,000   New Jersey EDA for St. James Preparatory School, 4.20%,
             12/1/27(a)..............................................           900,000
   950,000   New Jersey EDA for St. Peters School, 4.30%,
             1/1/10(a)...............................................           950,000
   400,000   New Jersey EDA for Trailer Marine Corps Project, 4.25%,
             2/1/02(a)...............................................           400,000
 2,100,000   New Jersey EDA for Volvo of American Corp., 4.68%,
             12/1/04(a)..............................................         2,100,000
   750,000   New Jersey EDA, Series CC, 3.90%, 12/1/09(a)............           750,000
 1,300,000   New Jersey EFA for College of NJ, Series A, 4.10%,
             7/1/29(a)...............................................         1,300,000
 1,200,000   New Jersey EFA for Higher Education, Series A, 5.13%,
             9/1/00(b)...............................................         1,204,313
 3,400,000   New Jersey HCF for Hospital Capital Asset, Series C,
             4.05%, 7/1/35(a)........................................         3,400,000
   710,000   New Jersey Sports Expo Authority, Series C, 4.25%,
             9/1/24(a)...............................................           710,000
 1,000,000   New Jersey Transportation Authority, 4.50%,
             12/15/00(b).............................................         1,001,954
 2,150,000   New Jersey Transportation Authority, Series A, GO,
             6.00%, 6/15/00(b).......................................         2,151,894
 2,100,000   New Jersey Turnpike Authority, Series D, 3.80%,
             1/1/18(a)...............................................         2,100,000
   300,000   Port Authority NY and NJ, Series 5, 4.30%, 8/1/24(a)....           300,000
   400,000   Port Authority NY and NJ, Series 2, 4.35%, 5/1/19(a)....           400,000
   500,000   Somerset County GO, 4.70%, 9/1/00.......................           501,128
   480,000   State of New Jersey GO, 7.00%, 4/1/03(b)................           492,560
 1,000,000   University of Puerto Rico, Series N, 4.63%, 6/1/00(b)...         1,000,000
                                                                       ----------------

               TOTAL INVESTMENTS (COST $41,313,487)................      93.0%   41,313,487
               OTHER ASSETS, LESS LIABILITIES......................       7.0     3,120,601
                                                                     --------   -----------
               NET ASSETS..........................................     100.0%  $44,434,088
                                                                     ========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2000

             ASSETS
             Investments in securities, at value (cost
             $41,313,487)............................................  $     41,313,487
             Cash....................................................         2,735,006
             Accrued interest receivable.............................           386,809
                                                                       ----------------
             Total Assets............................................        44,435,302
                                                                       ----------------
             LIABILITIES
             Other payables and accrued expenses.....................             1,214
                                                                       ----------------
             NET ASSETS..............................................  $     44,434,088
                                                                       ================
             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
             SHARE, BASED ON 44,434,088 SHARES OF BENEFICIAL
             INTEREST,
             $.001 PAR VALUE OUTSTANDING.............................             $1.00

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 RESERVE TAX-EXEMPT TRUST--OHIO TAX-EXEMPT FUND
                     SCHEDULE OF INVESTMENTS--MAY 31, 2000

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--78.9%                                (NOTE 1)
 ---------   -----------------------------                                --------
 $300,000    Columbus Electric Systems, 4.20%, 9/1/09(a).............  $       300,000
  300,000    Cuyahoga County HRB for Cleveland Clinic, Series A,
             4.10%, 1/1/26(a)........................................          300,000
  200,000    Cuyahoga County HRB for University Hospital, 4.30%,
             1/1/16(a)...............................................          200,000
  100,000    Cuyahoga County HRB for University Hospital, Series D,
             4.35%, 1/15/29 (a) .....................................          100,000
  400,000    Cuyahoga HRB for Cleveland Clinic, Series A, 4.15%,
             1/1/16(a)...............................................          400,000
  750,000    Cuyahoga IDA for Allen Group Project, 3.95%,
             12/1/15(a)..............................................          750,000
  100,000    Franklin County HRB for US Health Corp., Series A,
             4.32%, 12/1/21(a).......................................          100,000
  100,000    Franklin County IDR for Kinder-Care Learning Centers,
             Series A, 4.40%, 6/1/02(a) .............................          100,000
  400,000    Hamilton County HRB for Bethesda Hospital, 4.20%,
             2/15/24(a)..............................................          400,000
  400,000    Lucas County HEFA for Lutheran Home Society, 4.45%,
             11/1/19(a)..............................................          400,000
  100,000    Ohio Air Quality Dev. Authority for Cincinnati Gas &
             Electric, 4.45%, 9/1/30(a) .............................          100,000
  500,000    Ohio Air Quality Dev. Authority for Cincinnati Gas &
             Electric, 4.30%, 9/1/30(a) .............................          500,000
  300,000    Ohio Air Quality Dev. Authority for Mead Corp., 4.30%,
             10/1/01(a)..............................................          300,000
  800,000    Ohio Air Quality Dev. Authority for Timken, 4.15%,
             6/1/01(a)...............................................          800,000
  700,000    Ohio Water Development Authority PCR for Cleveland
             Electric, Series B, 4.20%, 8/1/20(a) ...................          700,000
  400,000    Ottawa County HRB for Luther Home of Mercy, 4.45%,
             10/1/17(a)..............................................          400,000
  800,000    Port Authority of Cincinnati and Hamilton Counties for
             Kenwood Office Association, 4.45%, 9/1/25(a) ...........          800,000
  400,000    Sharonville IDA for Edgecomb Metals Inc., 4.25%,
             11/1/09(a)..............................................          400,000
                                                                       ---------------

               TOTAL INVESTMENTS (COST $7,050,000).................      78.9%   7,050,000
               OTHER ASSETS, LESS LIABILITIES......................      21.1    1,883,649
                                                                     --------   ----------
               NET ASSETS..........................................     100.0%  $8,933,649
                                                                     ========   ==========

                 RESERVE TAX-EXEMPT TRUST--OHIO TAX-EXEMPT FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2000

             ASSETS
             Investments in securities, at value (cost $7,050,000)...  $     7,050,000
             Cash....................................................        1,855,607
             Accrued interest receivable.............................           34,636
                                                                       ---------------
             Total Assets............................................        8,940,243
                                                                       ---------------
             LIABILITIES
             Other payables and accrued expenses.....................            6,594
                                                                       ---------------
             NET ASSETS..............................................  $     8,933,649
                                                                       ===============
             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
             SHARE, BASED ON 8,933,649 SHARES OF BENEFICIAL INTEREST,
             $.001 PAR VALUE OUTSTANDING.............................            $1.00

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND
                     SCHEDULE OF INVESTMENTS--MAY 31, 2000

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--84.5%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
$  500,000   Allegheny HDA for Allegheny Hospital, Series B, 4.85%,
             9/1/10(a)...............................................  $        500,000
   500,000   Allegheny HDA for Allegheny Hospital, Series B, 4.85%,
             9/1/20(a)...............................................           500,000
   500,000   Allegheny HDA for Allegheny Hospital, Series C, 4.55%,
             3/1/13(a)...............................................           500,000
   500,000   Allegheny GO, Series C, 6.10%, 9/1/00(b)................           502,744
   300,000   Allegheny HDA for Childrens' Hospital Pittsburgh,
             Series B, 4.40%, 12/1/15(a) ............................           300,000
   300,000   Allegheny IDA, Series C, 4.40%, 7/1/27(a)...............           300,000
 1,000,000   Allegheny IDA for Environmental Improvements, 4.25%
             12/1/32(a)..............................................         1,000,000
 1,030,000   Bucks IDA for Edgecomb Metals Co., 4.25%, 10/1/09(a)....         1,030,000
   764,000   Chartier Valley IDA Bonds for 1133 Penn Ave. Associates,
             Series A, 4.40%, 8/1/07(a) .............................           764,000
   500,000   Conestoga Valley School District, Series B, 7.10%,
             5/1/11(b)...............................................           512,300
 1,000,000   Delaware County IDA for Scotfoam Corp., 4.05%,
             10/1/05(a)..............................................         1,000,000
 1,000,000   Delaware Valley Regional Finance Authority, 4.10%,
             12/1/20(a)..............................................         1,000,000
   795,000   Emmaus General Authority, 4.20%, 3/1/24(a)..............           795,000
   300,000   Emmaus General Authority, 4.40%, 3/1/24(a)..............           300,000
   600,000   Emmaus General Authority, 4.20%, 3/2/24(a)..............           600,000
   350,000   Emmaus General Authority, 4.15%, 12/1/28(a).............           350,000
   500,000   Lancaster County, 4.38%, 5/1/30(a)......................           500,000
 1,000,000   Lancaster County HRB for Brethren Village, 4.38%,
             6/15/20(a)..............................................         1,000,000
   300,000   Lehigh IDA for Allentown Airport, 4.25%, 12/1/05(a).....           300,000
 1,255,000   Mercersburg General Purpose for Mercersburg College,
             4.30%, 11/1/27(a).......................................         1,255,000
 1,000,000   Montgomery County IDA PCR, 4.05%, 6/12/00(b)............         1,000,000
 1,200,000   Montgomery IDA for Girls Scouts, 4.50%, 2/1/25(a).......         1,200,000
   300,000   Northeastern HRB for Wyoming Valley Health Care, 4.10%,
             1/1/24(a)...............................................           300,000
   500,000   Parkland School District, 5.00%, 9/1/00(b)..............           500,955
 1,000,000   Pennsylvania GO, 6.60%, 1/1/01(b).......................         1,013,424
   200,000   Philadelphia Gas Works, 4.25%, 8/1/00(b)................           200,112
   400,000   Philadelphia MHR for Harbor View Tower, 4.40%,
             11/1/27(a)..............................................           400,000
   200,000   Pittsburgh GO, Series A, 5.00%, 3/1/01(b)...............           201,053
                                                                       ----------------

               TOTAL INVESTMENTS (COST $17,824,588)................      84.5%   17,824,588
               OTHER ASSETS, LESS LIABILITIES......................      15.5     3,260,541
                                                                     --------   -----------
               NET ASSETS..........................................     100.0%  $21,085,129
                                                                     ========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2000

             ASSETS
             Investments in securities, at value (cost
             $17,824,588)............................................  $     17,824,588
             Cash....................................................         3,137,126
             Accrued interest receivable.............................           126,827
                                                                       ----------------
             Total Assets............................................        21,088,541
                                                                       ----------------
             LIABILITIES
             Other payables and accrued expenses.....................             3,412
                                                                       ----------------
             NET ASSETS..............................................  $     21,085,129
                                                                       ================
             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
             SHARE, BASED ON 21,085,129 SHARES OF BENEFICIAL
             INTEREST,
             $.001 PAR VALUE OUTSTANDING.............................             $1.00

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--VIRGINIA TAX-EXEMPT FUND
                     SCHEDULE OF INVESTMENTS--MAY 31, 2000

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--52.3%                                (NOTE 1)
 ---------   -----------------------------                                --------
 $100,000    Albemarle County IDA for University of Virginia, 4.15%,
             10/1/22(a)..............................................  $       100,000
  100,000    Bristol IDA for Bristol Health Care Center, 4.85%,
             3/1/10(a)...............................................          100,000
  100,000    Clarke County IDA for Winchester Medical Center, 4.30%,
             1/1/30(a)...............................................          100,000
  100,000    Hampton MHR for Shoreline Apartments, 4.25%,
             12/1/19(a)..............................................          100,000
  100,000    Loudoun County IDA for Falcons Landing, 4.10%,
             11/1/28(a)..............................................          100,000
  100,000    Lynchburgh IDA, 4.20%, 12/1/25(a).......................          100,000
  100,000    Newport News Redevelopment & Housing for Newport Oxford,
             4.40%, 11/1/06 (a) .....................................          100,000
  100,000    Norfolk IDA for Children's Hospital, 4.40%, 6/1/20(a)...          100,000
  100,000    Peninsula Port Authority for Dominion Term., 4.35%,
             7/1/16(a)...............................................          100,000
  100,000    Puerto Rico Government Development Bank, 3.40%,
             12/1/15(a)..............................................          100,000
  100,000    Virginia College Building Authority for University of
             Richmond 4.35%, 11/1/22(a) .............................          100,000
                                                                       ---------------

               TOTAL INVESTMENTS (COST $1,100,000).................      52.3%   1,100,000
               OTHER ASSETS, LESS LIABILITIES......................      47.7    1,004,222
                                                                     --------   ----------
               NET ASSETS..........................................     100.0%  $2,104,222
                                                                     ========   ==========

               RESERVE TAX-EXEMPT TRUST--VIRGINIA TAX-EXEMPT FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2000

             ASSETS
             Investments in securities, at value (cost $1,100,000)...  $     1,100,000
             Cash....................................................        1,001,341
             Accrued interest receivable.............................            4,613
                                                                       ---------------
             Total Assets............................................        2,105,954
                                                                       ---------------
             LIABILITIES
             Other payables and accrued expenses.....................            1,732
                                                                       ---------------
             NET ASSETS..............................................  $     2,104,222
                                                                       ===============
             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
             SHARE, BASED ON 2,104,222 SHARES OF BENEFICIAL INTEREST,
             $.001 PAR VALUE OUTSTANDING.............................            $1.00

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       FOOTNOTES TO PORTFOLIO STATEMENTS

SECURITY TYPE ABBREVIATIONS:
----------------------------

                                                                                       Housing Facilities Authority
BAN --......................  Bond Anticipation Notes                         HFA --   Revenue Bonds
                                                                                       Health Facilities Financing
BOE --......................  Board of Education                              HFF --   Authority
CDA --......................  Community Redevelopment Agency                  HRB --   Hospital Revenue Bonds
                                                                                       Industrial Development Authority
COP --......................  Certificate of Participation                    IDA --   Revenue Bonds
                                                                                       Industrial Development Agency
CSD --......................  Central School District                         IDR --   Revenue Bonds
                              Development Authority Industrial                         Industrial Finance Agency Revenue
DAI --......................  Refunding Bonds                                 IFA --   Bonds
DFA --......................  Development Finance Agency                      MHR --   Multifamily Housing Revenue Bonds
                              Economic Development Authority
EDA --......................  Revenue Bonds                                   PCR --   Pollution Control Revenue Bonds
EDC --......................  Economic Development Corporation                PFA --   Public Finance Authority
EFA --......................  Education Facilities Authority                  RAN --   Revenue Anticipation Notes
GO --.......................  General Obligation Bonds                        TAN --   Tax Anticipation Notes
                              Health Care Facilities Revenue
HCF --......................  Bonds                                          UFSD --   Union Free School District
HDA --......................  Hospital Development Authority                  WDS --   Water District Certificates
                              Housing Development Corporation
HDC --......................  Bonds                                           WRA --   Water Resource Authority
                              Health & Education Facilities
HEFA --.....................  Authority                                       WSR --   Water System Revenue Bonds

-----------------

(a) The interest rates, as reported on May 31, 2000, are subject to change periodically. Securities payable on demand, are collateralized by bank letters of credit or other credit agreements.
(b) Securities are collateralized by bank letters of credit or other credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 2000

                           RESERVE NEW YORK
                           TAX-EXEMPT TRUST               RESERVE TAX-EXEMPT TRUST
                           ----------------  ---------------------------------------------------
                               NEW YORK      CALIFORNIA II  CONNECTICUT  FLORIDA   MASSACHUSETTS
                                 FUND           FUND(1)        FUND        FUND        FUND
                           ----------------  -------------  -----------  --------  -------------
INTEREST INCOME (Note
  1).....................     $6,984,215      $1,945,864    $1,844,763   $943,070    $472,626
                              ----------      ----------    ----------   --------    --------

EXPENSES (Note 2)
  Management fee.........         61,896              --        17,596      7,546       4,863
  Comprehensive
    management fee.......      1,476,313         476,709       402,668    192,611      98,563
  Distribution (12b-1)
    fees.................        393,904         119,177       107,715     51,174      26,598
  Other expenses.........         37,811              --        11,231      5,201       3,592
                              ----------      ----------    ----------   --------    --------
    Total expenses before
      waivers............      1,969,924         595,886       539,210    256,532     133,616
    Expenses waived......             --         (24,022)           --         --          --
                              ----------      ----------    ----------   --------    --------
    Total expenses after
      waivers............      1,969,924         571,864       539,210    256,532     133,616
                              ----------      ----------    ----------   --------    --------
NET INVESTMENT INCOME....     $5,014,291      $1,374,000    $1,305,553   $686,538    $339,010
                              ==========      ==========    ==========   ========    ========

                                         RESERVE TAX-EXEMPT TRUST
                           -----------------------------------------------------
                           MICHIGAN  NEW JERSEY   OHIO    PENNSYLVANIA  VIRGINIA
                             FUND       FUND      FUND        FUND      FUND(2)
                           --------  ----------  -------  ------------  --------
INTEREST INCOME (Note
  1).....................  $50,075   $1,499,567  $81,465    $676,624     $7,514
                           -------   ----------  -------    --------     ------
EXPENSES (Note 2)
  Management fee.........       --      13,730        --       5,779         --
  Comprehensive
    management fee.......   11,118     341,410    16,505     135,734      1,444
  Distribution (12b-1)
    fees.................    2,780      85,263     4,127      36,252        361
  Other expenses.........       --       8,912        --       4,141         --
                           -------   ----------  -------    --------     ------
    Total expenses before
      waivers............   13,898     449,315    20,632     181,906      1,805
    Expenses waived......       --          --        --          --        (73)
                           -------   ----------  -------    --------     ------
    Total expenses after
      waivers............   13,898     449,315    20,632     181,906      1,732
                           -------   ----------  -------    --------     ------
NET INVESTMENT INCOME....  $36,177   $1,050,252  $60,833    $494,718     $5,782
                           =======   ==========  =======    ========     ======

---------------

(1)  For the period July 2, 1999 (Commencement of Operations) to May 31, 2000.
(2)  For the period March 3, 2000 (Commencement of Operations) to May 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                   RESERVE NEW YORK
                                   TAX-EXEMPT TRUST                        RESERVE TAX-EXEMPT TRUST
                           --------------------------------  ----------------------------------------------------
                                    NEW YORK FUND            CALIFORNIA II FUND          CONNECTICUT FUND
                           --------------------------------  ------------------  --------------------------------
                             YEAR ENDED       YEAR ENDED        PERIOD ENDED       YEAR ENDED       YEAR ENDED
                            MAY 31, 2000     MAY 31, 1999     MAY 31, 2000(A)     MAY 31, 2000     MAY 31, 1999
                           ---------------  ---------------  ------------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............   $   5,014,291    $   4,121,961     $   1,374,000      $   1,305,553    $   1,006,967
                            -------------    -------------     -------------      -------------    -------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income
    (Note 1).............      (5,014,291)      (4,121,961)       (1,374,000)        (1,305,553)      (1,006,967)
                            -------------    -------------     -------------      -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Net proceeds from sale
    of shares............     821,096,889      727,809,717       595,952,442        140,956,225      169,702,015
  Dividends reinvested...       5,014,291        4,121,961         1,374,000          1,305,553        1,006,967
  Cost of shares
    redeemed.............    (783,664,964)    (717,162,559)     (505,956,693)      (146,571,734)    (152,056,981)
                            -------------    -------------     -------------      -------------    -------------
  Net increase (decrease)
    in net assets derived
    from capital share
    transactions and from
    investment
    operations...........      42,446,216       14,769,119        91,369,749         (4,309,956)      18,652,001

NET ASSETS:
  Beginning of year......     185,981,358      171,212,239                --         55,438,678       36,786,677
                            -------------    -------------     -------------      -------------    -------------
  End of year............   $ 228,427,574    $ 185,981,358     $  91,369,749      $  51,128,722    $  55,438,678
                            =============    =============     =============      =============    =============

-----------------

(a)  For the period July 2, 1999 (Commencement of Operations) to May 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                  RESERVE TAX-EXEMPT TRUST
                           -------------------------------------------------------------------------------------------------------
                                     FLORIDA FUND                   MASSACHUSETTS FUND                    MICHIGAN FUND
                           --------------------------------  --------------------------------  -----------------------------------
                             YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED        PERIOD ENDED
                            MAY 31, 2000     MAY 31, 1999     MAY 31, 2000     MAY 31, 1999     MAY 31, 2000     MAY 31, 1999(B)
                           ---------------  ---------------  ---------------  ---------------  ---------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............   $     686,538    $     509,841    $    339,010     $    569,377     $     36,177        $   14,305
                            -------------    -------------    ------------     ------------     ------------        ----------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income
    (Note 1).............        (686,538)        (509,841)       (339,010)        (569,377)         (36,177)          (14,305)
                            -------------    -------------    ------------     ------------     ------------        ----------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Net proceeds from sale
    of shares............     197,568,078      141,741,605      67,762,141       76,638,806       11,678,027         2,100,000
  Dividends reinvested...         686,538          509,841         339,010          569,377           36,177            14,305
  Cost of shares
    redeemed.............    (192,022,135)    (130,438,595)    (71,921,640)     (82,662,880)     (10,766,736)         (900,000)
                            -------------    -------------    ------------     ------------     ------------        ----------
  Net increase (decrease)
    in net assets derived
    from capital share
    transactions and from
    investment
    operations...........       6,232,481       11,812,851      (3,820,489)      (5,454,697)         947,468         1,214,305

NET ASSETS:
  Beginning of year......      22,630,090       10,817,239      19,928,291       25,382,988        1,214,305                --
                            -------------    -------------    ------------     ------------     ------------        ----------
  End of year............   $  28,862,571    $  22,630,090    $ 16,107,802     $ 19,928,291     $  2,161,773        $1,214,305
                            =============    =============    ============     ============     ============        ==========

-----------------

(b)  For the period December 14, 1998 (Commencement of Operations) to May 31,
     1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                RESERVE TAX-EXEMPT TRUST
                           --------------------------------------------------------------------------------------------------
                                 NEW JERSEY FUND                 OHIO FUND              PENNSYLVANIA FUND       VIRGINIA FUND
                           ----------------------------  -------------------------  --------------------------  -------------
                            YEAR ENDED     YEAR ENDED     YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   PERIOD ENDED
                              MAY 31,        MAY 31,       MAY 31,       MAY 31,      MAY 31,       MAY 31,        MAY 31,
                               2000           1999           2000         1999          2000          1999         2000(C)
                           -------------  -------------  ------------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............  $   1,050,252  $     978,333  $    60,833   $   41,205   $   494,718   $   428,975    $    5,782
                           -------------  -------------  ------------  -----------  ------------  ------------   ----------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income
    (Note 1).............     (1,050,252)      (978,333)     (60,833)     (41,205)     (494,718)     (428,975)       (5,782)
                           -------------  -------------  ------------  -----------  ------------  ------------   ----------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Net proceeds from sale
    of shares............    215,890,580    223,758,247   18,513,169    2,750,308    84,167,132    79,111,957     2,098,440
  Dividends reinvested...      1,050,252        978,333       60,833       41,205       494,718       428,975         5,782
  Cost of shares
    redeemed.............   (213,823,240)  (221,020,524) (10,862,839)  (4,075,632)  (80,526,010)  (75,778,781)           --
                           -------------  -------------  ------------  -----------  ------------  ------------   ----------
  Net increase (decrease)
    in net assets derived
    from capital share
    transactions and from
    investment
    operations...........      3,117,592      3,716,056    7,711,163   (1,284,119)    4,135,840     3,762,151     2,104,222

NET ASSETS:
  Beginning of year......     41,316,496     37,600,440    1,222,486    2,506,605    16,949,289    13,187,138            --
                           -------------  -------------  ------------  -----------  ------------  ------------   ----------
  End of year............  $  44,434,088  $  41,316,496  $ 8,933,649   $1,222,486   $21,085,129   $16,949,289    $2,104,222
                           =============  =============  ============  ===========  ============  ============   ==========

-----------------

(c)  For the period March 3, 2000 (Commencement of Operations) to May 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

     Reserve New York Tax-Exempt Trust and Reserve Tax-Exempt Trust (collectively the "Trusts") are registered under the Investment Company Act of 1940 as nondiversified, open-end management investment companies. The policies summarized below are consistently followed in the preparation of their financial statements in conformity with generally accepted accounting principles.

     A. The Trusts' authorized shares of beneficial interest are unlimited. As of May 31, 2000, Reserve Tax-Exempt Trust shares are divided into 10 series: California II, Connecticut, Florida, Interstate, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds (collectively the "Funds"). These financial statements and notes apply to Reserve New York Tax-Exempt Trust and to all above-mentioned Funds except for Interstate Tax-Exempt Funds.

     B. Securities are valued at amortized cost which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. Pursuant to Rule 2a-7, the maturity of floating or variable rate instruments in which the Fund may invest, will be deemed to be for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment, for purposes of Rule 2a-7 and for computing the portfolio's average weighted life to maturity.

     C. It is the Trusts' policy to comply with Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily.

     E. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

     F. Each Fund was charged only for its direct or allocated (in proportion to net assets or number of shareholder accounts) share of expenses.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Funds, RMCI serves as the Funds' Investment Adviser subject to the direction of the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations of each Fund, manages the Funds' investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser prior to June 26, 1999, RMCI receives a management fee from each Fund, except Michigan, Ohio and Virginia, calculated at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million and .40% in excess of $2 billion of average daily net assets.

     Effective June 26, 1999, Reserve New York Tax-Exempt Trust and Reserve Tax-Exempt Trust entered into a new Investment Management Agreement with RMCI, which is substantially similar to the Investment Management Agreement previously in effect with regard to each Fund, except for a new comprehensive management fee. The Agreement provides that RMCI will furnish continuous investment advisory and management services to the Funds. For its services, RMCI receives a fee of 0.80% per year of the average daily net assets of each Fund. RMCI pays all employee and customary operating expenses of the Fund. Excluded from the definition of customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share.

     DISTRIBUTION ASSISTANCE:
     ---------------------------------------------------------------------------

     Pursuant to a Distribution Plan, each Trust will make payments of up to .20% per annum of the average net asset value of the Trust qualified shareholder accounts as to which the payee or RMCI has rendered assistance in distributing its shares.

(3)  MANAGEMENT'S USE OF ESTIMATES:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities on the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4)  INVESTMENT CONCENTRATION:
--------------------------------------------------------------------------------
     The Trusts invest substantially all of their assets in portfolios of tax-exempt debt obligations primarily consisting of issuers in each of the respective states. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risk associated with such factors, the Trusts invest substantially in obligations backed by letters of credit, bond insurance of financial institutions, or financial guaranty assurance agencies. At
     May 31, 2000, the percentage invested in such obligations amounted to:

New York....................................................          92%
California II...............................................          97%
Connecticut.................................................          95%
Florida.....................................................          93%
Massachusetts...............................................          91%
Michigan....................................................         100%
New Jersey..................................................          89%
Ohio........................................................         100%
Pennsylvania................................................         100%
Virginia....................................................         100%

(5)  COMPONENTS OF NET ASSETS
--------------------------------------------------------------------------------
     At May 31, 2000, the components of each Fund's net assets was as follows:

                                   NEW YORK    CALIFORNIA II  CONNECTICUT    FLORIDA    MASSACHUSETTS
                                 ------------  -------------  -----------  -----------  -------------
      Par Value................  $    228,428   $    91,370   $    51,129  $   28,863    $    16,108
      Paid-in-Capital..........   288,199,146    91,278,379    51,077,593  28,833,708     16,091,694
                                 ------------   -----------   -----------  -----------   -----------
      Net Assets...............  $288,427,574   $91,369,749   $51,128,722  $28,862,571   $16,107,802
                                 ============   ===========   ===========  ===========   ===========
                                   MICHIGAN     NEW JERSEY       OHIO      PENNSYLVANIA    VIRGINIA
                                 ------------  -------------  -----------  ------------  -------------
      Par Value................  $      2,162   $    44,434   $     8,934  $    21,085    $     2,104
      Paid-in-Capital..........     2,159,611    44,389,654     8,924,715   21,064,044      2,102,118
                                 ------------   -----------   -----------  -----------    -----------
      Net Assets...............  $  2,161,773   $44,434,088   $ 8,933,649  $21,085,129    $ 2,104,222
                                 ============   ===========   ===========  ===========    ===========

(6)  FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------
     Contained below is per share operating performance data for a share of beneficial interest outstanding for each of the periods as indicated.

                                                                FOR FISCAL YEARS ENDED MAY 31,
                                                          -------------------------------------------
                                                           2000     1999     1998     1997     1996
                                                          -------  -------  -------  -------  -------
      NEW YORK TAX-EXEMPT FUND
      --------------------------------------------------
      Net asset value, beginning of year................  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                                          -------  -------  -------  -------  -------
      Net investment income.............................    .0258    .0222    .0268    .0247    .0276
      Dividends from net investment income..............   (.0258)  (.0222)  (.0268)  (.0247)  (.0276)
                                                          -------  -------  -------  -------  -------
      Net asset value, end of year......................  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                                          =======  =======  =======  =======  =======
      Total Return......................................     2.58%    2.22%    2.68%    2.47%    2.76%
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of year (millions).................  $ 228.4  $ 186.0  $ 171.2  $ 153.2  $ 125.5
      Ratio of expenses to average net assets...........     1.00%    1.00%     .94%    1.04%    1.04%
      Ratio of net investment income to average net
        assets..........................................     2.55%    2.19%    2.63%    2.43%    2.72%

--------------------------------------------------------------------------------

                                                          FISCAL YEAR
                                                             ENDED
                                                            MAY 31,
                                                            2000(A)
                                                          -----------

      CALIFORNIA II TAX-EXEMPT FUND
      --------------------------------------------------
      Net asset value, beginning of period..............    $1.0000
                                                            -------
      Net investment income.............................      .0208
      Dividends from net investment income..............     (.0208)
                                                            -------
      Net asset value, end of period....................    $1.0000
                                                            =======
      Total Return......................................       2.27%(b)
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of period (millions)...............    $  91.4
      Ratio of expenses to average net assets...........       1.00%(b)(c)
      Ratio of net investment income to average net
        assets..........................................       2.27%(b)(c)

                                                                  FISCAL YEARS ENDED MAY 31,
                                                          -------------------------------------------
                                                           2000     1999     1998     1997     1996
                                                          -------  -------  -------  -------  -------

      CONNECTICUT TAX-EXEMPT FUND
      --------------------------------------------------
      Net asset value, beginning of year................  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                                          -------  -------  -------  -------  -------
      Net investment income.............................     0248    .0221    .0267    .0243    .0266
      Dividends from net investment income..............   (.0248)  (.0221)  (.0267)   (0243)  (.0266)
                                                          -------  -------  -------  -------  -------
      Net asset value, end of year......................  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                                          =======  =======  =======  =======  =======
      Total Return......................................     2.48%    2.21%    2.67%    2.43%    2.66%
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of year (millions).................  $  51.1  $  55.4  $  36.8  $  33.5  $  34.8
      Ratio of expenses to average net assets...........     1.00%    1.00%     .89%     .97%    1.01%
      Ratio of net investment income to average net
        assets..........................................     2.42%    2.17%    2.64%    2.39%    2.61%

                                                              FISCAL YEARS ENDED MAY 31,
                                                          ----------------------------------
                                                           2000     1999     1998    1997(D)
                                                          -------  -------  -------  -------

      FLORIDA TAX-EXEMPT FUND
      --------------------------------------------------
      Net asset value, beginning of year................  $1.0000  $1.0000  $1.0000  $1.0000
                                                          -------  -------  -------  -------
      Net investment income.............................    .0272    .0237    .0269    .0228
      Dividends from net investment income..............   (.0272)  (.0237)  (.0269)  (.0228)
                                                          -------  -------  -------  -------
      Net asset value, end of year......................  $1.0000  $1.0000  $1.0000  $1.0000
                                                          =======  =======  =======  =======
      Total Return......................................     2.72%    2.37%    2.69%    2.42%(b)
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of year (millions).................  $  28.9  $  22.6  $  10.8  $   4.1
      Ratio of expenses to average net assets...........     1.00%    1.00%     .94%    1.04%(b)
      Ratio of net investment income to average net
        assets..........................................     2.68%    2.30%    2.62%    2.39%(b)

--------------------------------------------------------------------------------


                                                                  FISCAL YEARS ENDED MAY 31,
                                                          -------------------------------------------
                                                           2000     1999     1998     1997     1996
                                                          -------  -------  -------  -------  -------
      MASSACHUSETTS TAX-EXEMPT FUND
      --------------------------------------------------
      Net asset value, beginning of year................  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                                          -------  -------  -------  -------  -------
      Net investment income.............................    .0256    .0220    .0284    .0259    .0276
      Dividends from net investment income..............   (.0256)  (.0220)  (.0284)  (.0259)  (.0276)
                                                          -------  -------  -------  -------  -------
      Net asset value, end of year......................  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                                          =======  =======  =======  =======  =======
      Total Return......................................     2.56%    2.20%    2.84%    2.59%    2.76%
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of year (millions).................  $  16.1  $  19.9  $  25.4  $  13.0  $   9.0
      Ratio of expenses to average net assets...........     1.00%    1.00%     .75%     .83%(c)     .90%(c)
      Ratio of net investment income to average net
        assets..........................................     2.55%    2.17%    2.78%    2.54%(c)    2.66%(c)

                                                          FISCAL YEARS ENDED
                                                               MAY 31,
                                                          ------------------
                                                            2000    1999(E)
                                                          --------  --------

      MICHIGAN TAX-EXEMPT FUND
      --------------------------------------------------
      Net asset value, beginning of period..............  $1.0000   $1.0000
                                                          -------   -------
      Net investment income.............................    .0263     .0118
      Dividends from net investment income..............   (.0263)   (.0118)
                                                          -------   -------
      Net asset value, end of period....................  $1.0000   $1.0000
                                                          =======   =======
      Total Return......................................     2.63%     2.55%(b)
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of period (millions)...............  $   2.2   $   1.2
      Ratio of expenses to average net assets...........     1.00%     1.00%(b)(c)
      Ratio of net investment income to average net
        assets..........................................     2.60%     2.02%(b)(c)

                                                                  FISCAL YEARS ENDED MAY 31,
                                                          -------------------------------------------
                                                           2000     1999     1998     1997     1996
                                                          -------  -------  -------  -------  -------

      NEW JERSEY TAX-EXEMPT FUND
      --------------------------------------------------
      Net asset value, beginning of year................  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
      Net investment income.............................    .0249    .0223    .0254    .0236    .0263
      Dividends from net investment income..............   (.0249)  (.0223)  (.0254)  (.0236)  (.0263)
                                                          -------  -------  -------  -------  -------
      Net asset value, end of year......................  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                                          =======  =======  =======  =======  =======
      Total Return......................................     2.49%    2.23%    2.54%    2.36%    2.63%
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of year (millions).................  $  44.4  $  41.3  $  37.6  $  39.5  $  41.0
      Ratio of expenses to average net assets...........     1.05%    1.00%     .99%    1.06%    1.04%
      Ratio of net investment income to average net
        assets..........................................     2.46%    2.17%    2.50%    2.33%    2.59%

--------------------------------------------------------------------------------


                                                           FISCAL YEARS ENDED MAY 31,
                                                          ----------------------------
                                                            2000      1999    1998(F)
                                                          --------  --------  --------
      OHIO TAX-EXEMPT FUND
      --------------------------------------------------
      Net asset value, beginning of year................  $1.0000   $1.0000   $1.0000
                                                          -------   -------   -------
      Net investment income.............................    .0256     .0236     .0048
      Dividends from net investment income..............   (.0256)   (.0236)   (.0048)
                                                          -------   -------   -------
      Net asset value, end of year......................  $1.0000   $1.0000   $1.0000
                                                          =======   =======   =======
      Total Return......................................     2.56%     2.36%     2.87%(b)
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of year (millions).................  $   8.9   $   1.2   $   2.5
      Ratio of expenses to average net assets...........     1.00%     1.00%(c)    1.00%(b)
      Ratio of net investment income to average net
        assets..........................................     2.95%     2.16%(c)    2.86%(b)

                                                           FISCAL YEARS ENDED MAY 31,
                                                          ----------------------------
                                                            2000      1999    1998(G)
                                                          --------  --------  --------

      PENNSYLVANIA TAX-EXEMPT FUND
      --------------------------------------------------
      Net asset value, beginning of year................  $1.0000   $1.0000   $1.0000
                                                          -------   -------   -------
      Net investment income.............................    .0276     .0234     .0189
      Dividends from net investment income..............   (.0276)   (.0234)   (.0189)
                                                          -------   -------   -------
      Net asset value, end of year......................  $1.0000   $1.0000   $1.0000
                                                          =======   =======   =======
      Total Return......................................     2.76%     2.34%     2.64%(b)
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of year (millions).................  $  21.1   $  16.9   $  13.2
      Ratio of expenses to average net assets...........     1.00%     1.00%     1.00%(b)
      Ratio of net investment income to average net
        assets..........................................     2.73%     2.28%     2.62%(b)

--------------------------------------------------------------------------------

                                                          FISCAL YEAR
                                                             ENDED
                                                            MAY 31,
                                                            2000(H)
                                                          -----------

      VIRGINIA TAX-EXEMPT FUND
      --------------------------------------------------
      Net asset value, beginning of period..............    $1.0000
                                                            -------
      Net investment income.............................      .0075
      Dividends from net investment income..............     (.0075)
                                                            -------
      Net asset value, end of period....................    $1.0000
                                                            =======
      Total Return......................................       3.08%(b)
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of period (millions)...............    $   2.1
      Ratio of expenses to average net assets...........       1.01%(b)(c)
      Ratio of net investment income to average net
        assets..........................................       3.19%(b)(c)

---------------

(a)  From July 2, 1999 (Commencement of Operations) to May 31, 2000.
(b)  Annualized.
(c) Due to the voluntary waiver of certain expenses by RMCI for certain funds, the actual expense ratios and net investment income amounted to:

                                                         NET
                                     FISCAL  EXPENSE  INVESTMENT
FUND                                  YEAR    RATIO     INCOME
----                                 ------  -------  ----------

California II......................   2000       96%       2.31%
Massachusetts......................   1997      .79        2.58
                                      1996      .84        2.71
Michigan...........................   1999      .49        2.53
Ohio...............................   1999      .83        2.32
Virginia...........................   2000      .97        3.23

(d)  From June 24, 1996 (Commencement of Operations) to May 31, 1997.
(e)  From December 14, 1998 (Commencement of Operations) to May 31, 1999.
(f)  From April 1, 1998 (Commencement of Operations) to May 31, 1998.
(g)  From September 12, 1997 (Commencement of Operations) to May 31, 1998.
(h)  From March 3, 2000 (Commencement of Operations) to May 31, 2000.

                            FEDERAL TAX INFORMATION

The dividends distributed by the Trust are "exempt interest dividends" for federal tax purposes.

                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and the Board of Trustees of Reserve New York Tax-Exempt Trust--New York Tax-Exempt Fund and Reserve Tax-Exempt Trust--California II, Connecticut, Florida, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of net assets, of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of Reserve New York Tax-Exempt Trust--New York Tax-Exempt Fund and the California II, Connecticut, Florida, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds (nine of the ten series constituting Reserve Tax-Exempt Trust) (the "Trusts") at May 31, 2000, and the results of their operations for the period then ended, the changes in their net assets for the periods presented, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trusts' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

New York, New York
July 15, 2000